Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee makes annual equity awards at approximately the same time each year. We do not have any program, plan, or obligation that requires us to grant equity awards on specified dates. The Compensation Committee does not have a practice or policy of granting equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information in coordination with grants of equity awards in a manner that intentionally benefits our NEOs. Equity awards may occasionally be granted following a significant change in job responsibilities or to meet other special retention or performance objectives.

Award Timing Method	The Compensation Committee makes annual equity awards at approximately the same time each year. We do not have any program, plan, or obligation that requires us to grant equity awards on specified dates. The Compensation Committee does not have a practice or policy of granting equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information in coordination with grants of equity awards in a manner that intentionally benefits our NEOs.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not have a practice or policy of granting equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information in coordination with grants of equity awards in a manner that intentionally benefits our NEOs.